Related Parties (Schedule of Key Management Personnel Compensation) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	₪ 6	₪ 4	₪ 4
Share-based payments	1	1	1
Key management personnel compensation	₪ 7	₪ 5	₪ 5